Submission	Nov. 12, 2024
Submission [Line Items]
Central Index Key	0001095651
Registrant Name	Safehold Inc.
Registration File Number	333-271113
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES